Shareholders' equity	6 Months Ended
Jun. 30, 2025
Shareholders' equity [Abstract]
Shareholders' equity
Note 6: Shareholders’ equity

a.	Issued and fully paid share capital

	Numbers of shares	Share capital USD’000	Share premium USD’000	Total USD’000
At 1 January 2025 and 30 June 2025	512,563,532	1,093,055	—	1,093,055

At 1 January 2024	506,820,170	5,069	1,044,849	1,049,918
Issuance of shares	5,743,362	57	43,080	43,137
At 30 June 2024	512,563,532	5,126	1,087,929	1,093,055

On 27 June 2024, the Company settled borrowed shares from BW Group by way of issuing 2,311,785 new common shares. Following the issuance of the new common shares, there are 512,563,532 issued shares in the Company, each with a nominal value of USD 0.01, all of which have been validly and legally issued and fully paid.

On 29 May 2024, the Company entered into another share lending agreement with BW Group whereby BW Group lent 2,311,785 shares of the Company. The borrowed shares would be redelivered by way of the Company issuing new shares to BW Group at a subscription price of USD 0.01 per share. This allowed the Company to promptly deliver existing shares held in treasury to employees who exercise their vested options under the Long-Term Incentive Plan (LTIP) 2022 and those entitled to receive shares under the Restricted Share Units (RSU) program.

On 2 January 2024, the Company settled borrowed shares from BW Group by way of issuing 3,431,577 new common shares. Following the issuance of the new common shares, there were 510,251,747 issued shares in the Company, each with a nominal value of USD 0.01, all of which have been validly and legally issued and fully paid.

b.	Treasury shares

The reserve for the Company’s treasury shares comprises the cost of the Company’s shares held by the Group. As at 30 June 2025, the Group held 14,573,890 of the Company’s shares (31 December 2024: 9,639,056), of which the Company intends to cancel 12,721,255 shares.

c.	Other reserves

(i)		As of 30 June 2025 USD’000	As of 31 December 2024 USD’000
	Composition:
	Share based payment reserve	4,891	3,918
	Hedging reserve	11,201	20,705
	Capital reserve	480,270	482,382
	Translation reserve	49	(198)
	Fair value reserve	10,906	10,906
	Total	507,317	517,713

(ii)	Movements of the reserves are as follows:	For the 6 months ended 30 June 2025 USD’000	For the 6 months ended 30 June 2024 USD’000
	Hedging reserve
	At beginning of the financial period	20,705	39,312
	Fair value gains on cash flow hedges	(3,770)	18,747
	Reclassification to profit or loss	(5,734)	(16,424)
	At end of the financial period	11,201	41,635